Noncontrolling Interest - Company's Ownership Percentage of its Majority Owned Operating Segments and Related Noncontrolling Interest (Detail) - USD ($)		1 Months Ended		3 Months Ended												12 Months Ended
	May 11, 2016	Dec. 31, 2016	Jun. 30, 2016	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 31, 2018	Mar. 31, 2016
Noncontrolling Interest [Line Items]
Noncontrolling interest					$ 39,922,000				$ 33,703,000							$ 39,922,000	$ 33,703,000
Distribution To Shareholders																		$ 78,192,000
Payments Of Distributions To Shareholders				$ 21,564,000	21,564,000	$ 21,564,000	$ 21,564,000	$ 21,564,000	21,564,000	$ 21,564,000	$ 21,564,000	$ 21,564,000	$ 21,564,000	$ 21,564,000	$ 21,564,000	86,256,000	86,256,000	78,192,000
Share-based Payment Arrangement, Expense																6,700,000	4,500,000	$ 2,400,000
5.11 Tactical
Noncontrolling Interest [Line Items]
Noncontrolling interest					$ 9,873,000				$ 8,003,000							$ 9,873,000	$ 8,003,000
5.11 Tactical | Primary
Noncontrolling Interest [Line Items]
% Ownership		97.50%			97.50%				97.50%				97.50%			97.50%	97.50%	97.50%
5.11 Tactical | Fully Diluted
Noncontrolling Interest [Line Items]
% Ownership		85.10%			88.70%				85.50%				85.10%			88.70%	85.50%	85.10%
Ergobaby
Noncontrolling Interest [Line Items]
Noncontrolling interest					$ 25,362,000				$ 23,416,000							$ 25,362,000	$ 23,416,000
Ergobaby | Primary
Noncontrolling Interest [Line Items]
% Ownership		83.50%			81.90%				82.70%				83.50%			81.90%	82.70%	83.50%
Ergobaby | Fully Diluted
Noncontrolling Interest [Line Items]
% Ownership		76.90%			76.40%				76.60%				76.90%			76.40%	76.60%	76.90%
Liberty
Noncontrolling Interest [Line Items]
Noncontrolling interest					$ 3,342,000				$ 3,247,000							$ 3,342,000	$ 3,247,000
Distribution To Shareholders												35,300,000
Payments Of Distributions To Shareholders												5,300,000
Proceeds from Stock Options Exercised												$ 3,800,000
Liberty | Primary
Noncontrolling Interest [Line Items]
% Ownership		88.60%			88.60%				88.60%				88.60%			88.60%	88.60%	88.60%		88.60%
Liberty | Fully Diluted
Noncontrolling Interest [Line Items]
% Ownership		84.70%			85.20%				84.70%				84.70%			85.20%	84.70%	84.70%		84.70%
ACI
Noncontrolling Interest [Line Items]
Noncontrolling interest					$ (1,236,000)				$ (5,850,000)							$ (1,236,000)	$ (5,850,000)
Distribution To Shareholders											60,100,000
Payments Of Distributions To Shareholders											$ 18,400,000
ACI | Primary
Noncontrolling Interest [Line Items]
% Ownership		69.40%			69.40%				69.40%				69.40%			69.40%	69.40%	69.40%
ACI | Fully Diluted
Noncontrolling Interest [Line Items]
% Ownership		69.30%			69.20%				69.20%				69.30%			69.20%	69.20%	69.30%
Arnold Magnetics
Noncontrolling Interest [Line Items]
Noncontrolling interest					$ 1,176,000				$ 1,368,000							$ 1,176,000	$ 1,368,000
Arnold Magnetics | Primary
Noncontrolling Interest [Line Items]
% Ownership		96.70%			96.70%				96.70%				96.70%			96.70%	96.70%	96.70%
Arnold Magnetics | Fully Diluted
Noncontrolling Interest [Line Items]
% Ownership		84.70%			79.40%				84.70%				84.70%			79.40%	84.70%	84.70%
Foam Fabricators
Noncontrolling Interest [Line Items]
Noncontrolling interest					$ 848,000				$ 0							$ 848,000	$ 0
Foam Fabricators | Primary
Noncontrolling Interest [Line Items]
% Ownership					100.00%											100.00%
Foam Fabricators | Fully Diluted
Noncontrolling Interest [Line Items]
% Ownership					91.50%											91.50%
Sterno Candle Lamp
Noncontrolling Interest [Line Items]
Noncontrolling interest					$ (2,067,000)				$ 2,045,000							$ (2,067,000)	$ 2,045,000
Sterno Candle Lamp | Primary
Noncontrolling Interest [Line Items]
% Ownership		100.00%			100.00%				100.00%				100.00%			100.00%	100.00%	100.00%
Sterno Candle Lamp | Fully Diluted
Noncontrolling Interest [Line Items]
% Ownership		89.50%			88.90%				89.50%				89.50%			88.90%	89.50%	89.50%
Allocation Interests [Member]
Noncontrolling Interest [Line Items]
Noncontrolling interest					$ 100,000				$ 100,000							$ 100,000	$ 100,000
Crosman
Noncontrolling Interest [Line Items]
Noncontrolling interest					$ 2,524,000				$ 1,374,000							$ 2,524,000	$ 1,374,000
Crosman | Primary
Noncontrolling Interest [Line Items]
% Ownership					99.20%				98.80%							99.20%	98.80%
Crosman | Fully Diluted
Noncontrolling Interest [Line Items]
% Ownership					91.00%				89.20%							91.00%	89.20%
Term Loan Facility | Liberty
Noncontrolling Interest [Line Items]
Letter of credit, aggregate face amount																				$ 38,000,000.0
Term Loan Facility | ACI
Noncontrolling Interest [Line Items]
Letter of credit, aggregate face amount			$ 61,000,000.0												$ 61,000,000.0
Revolving Credit Facility | Liberty
Noncontrolling Interest [Line Items]
Letter of credit, aggregate face amount																				$ 5,000,000.0
Share-based Payment Arrangement, Option [Member] | Liberty
Noncontrolling Interest [Line Items]
Share-based compensation arrangement by share-based payment award, options, exercises in period (in shares)												75,095
Share-based Payment Arrangement, Expense												$ 300,000
Management [Member] | Liberty
Noncontrolling Interest [Line Items]
% Ownership																				11.40%
Amount Of Shares Purchased From Noncontrolling Shareholders																				$ 1,500,000
Sterno Products
Noncontrolling Interest [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity																			$ 57,700,000
Stock Repurchased During Period, Shares																58,000
Ergobaby
Noncontrolling Interest [Line Items]
Treasury Stock, Shares, Acquired		6,204	77,425
Payments for Repurchase of Common Stock		$ 1,400,000	$ 15,400,000
Stock issued during period from exercised stock options		10,989
Ergobaby | Primary
Noncontrolling Interest [Line Items]
% Ownership			77.90%												77.90%
Noncontrolling Interest, Ownership Percentage by Parent			83.90%						83.50%						83.90%		83.50%
Ergobaby | Fully Diluted
Noncontrolling Interest [Line Items]
% Ownership			71.20%												71.20%
Noncontrolling Interest, Ownership Percentage by Parent			76.20%						76.90%						76.20%		76.90%
Ergobaby | New Baby Tula, LLC
Noncontrolling Interest [Line Items]
Equity interests issued	$ 8,200,000